Note 9 - Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	As of December 31,
	2023	2022
Accrued purchases and other	$681	$4,092
Operating lease liabilities - current	2,415	2,455
Accrued bonuses	2,053	1,022
Accrued payroll	540	1,122
Accrued severance	402	26
Accrued payroll taxes	317	526
Warranty reserve	102	480
Income tax payable	75	41
Total accrued expenses and other current liabilities	$6,585	$9,764